Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in intangibles
Balance at beginning of year	$ 8,499	$ 7,962
Additions	2,542	478
Disposals	(141)	(17)
Amortization	(201)	(307)
Impairment (note 18)		(123)
Acquisition of subsidiary		728
Translation adjustment	(1,403)	(222)
Balance at end of year	9,296	8,499
Goodwill
Changes in intangibles
Balance at beginning of year	3,629	3,653
Translation adjustment	(331)	(24)
Balance at end of year	3,298	3,629
Railways concessions
Changes in intangibles
Balance at beginning of year	3,970	4,061
Additions	2,513	439
Disposals	(7)	(17)
Amortization	(177)	(239)
Impairment (note 18)		(112)
Acquisition of subsidiary		3
Translation adjustment	(908)	(165)
Balance at end of year	5,391	3,970
Contract right
Changes in intangibles
Balance at beginning of year	140	137
Disposals	(134)
Amortization	(1)	(2)
Translation adjustment	(5)	5
Balance at end of year		140
Software
Changes in intangibles
Balance at beginning of year	76	111
Additions	29	39
Amortization	(23)	(66)
Impairment (note 18)		(11)
Acquisition of subsidiary		1
Translation adjustment	(6)	2
Balance at end of year	76	76
Research and development project and patents
Changes in intangibles
Balance at beginning of year	684
Acquisition of subsidiary		724
Translation adjustment	(153)	(40)
Balance at end of year	531	684
Carrying amount
Changes in intangibles
Balance at beginning of year	10,539
Balance at end of year	11,067	10,539
Carrying amount | Goodwill
Changes in intangibles
Balance at beginning of year	3,629
Balance at end of year	3,298	3,629
Carrying amount | Railways concessions
Changes in intangibles
Balance at beginning of year	5,090
Balance at end of year	6,393	5,090
Carrying amount | Contract right
Changes in intangibles
Balance at beginning of year	248
Balance at end of year	102	248
Carrying amount | Software
Changes in intangibles
Balance at beginning of year	888
Balance at end of year	743	888
Carrying amount | Research and development project and patents
Changes in intangibles
Balance at beginning of year	684
Balance at end of year	531	684
Accumulated amortization
Changes in intangibles
Balance at beginning of year	(2,040)
Balance at end of year	(1,771)	(2,040)
Accumulated amortization | Railways concessions
Changes in intangibles
Balance at beginning of year	(1,120)
Balance at end of year	(1,002)	(1,120)
Accumulated amortization | Contract right
Changes in intangibles
Balance at beginning of year	(108)
Balance at end of year	(102)	(108)
Accumulated amortization | Software
Changes in intangibles
Balance at beginning of year	(812)
Balance at end of year	$ (667)	$ (812)